YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.69%
Communications — 9.17%
Cable One, Inc.	310	$536,877
Discovery, Inc., Series A(a)	22,600	457,424
Expedia, Inc.	6,000	564,900
Gray Television, Inc.(a)	33,850	429,218
IAC/InterActiveCorp(a)	1,500	181,080
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	5,300	183,221
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	498	17,231
Match Group, Inc.(a)	4,237	494,797
Take-Two Interactive Software, Inc.(a)	2,400	371,808
T-Mobile US, Inc.(a)	3,307	362,348
Trade Desk, Inc. (The), Class A(a)	1,250	708,062
Twitter, Inc.(a)	8,400	347,424
ViacomCBS, Inc., Class B	14,000	399,980
Yandex N.V., Class A(a)	6,600	379,962
		5,434,332
Consumer Discretionary — 10.83%
adidas AG - ADR(a)	3,200	475,552
Copart, Inc.(a)	3,400	375,224
Etsy, Inc.(a)	7,300	887,607
iRobot Corp.(a)	3,300	262,614
LCI Industries	4,800	526,368
Lithia Motors, Inc., Class A	1,050	241,049
LKQ Corp.(a)	17,850	571,022
Lowe's Cos., Inc.	3,000	474,300
PulteGroup, Inc.	15,400	627,704
Toll Brothers, Inc.	6,900	291,732
Tractor Supply Co.	4,600	612,766
Ulta Beauty, Inc.(a)	2,200	454,894
Vail Resorts, Inc.	1,250	290,050
Workman Co. Ltd.(a)	3,700	326,176
		6,417,058
Consumer Staples — 2.50%
Dollar General Corp.	1,900	396,549
Five Below, Inc.(a)	5,100	680,034
National Beverage Corp.(a)	5,200	407,108
		1,483,691
Financials — 5.57%
Arthur J. Gallagher & Co.	2,800	290,388
BlackRock, Inc.	1,200	719,052
Cboe Global Markets, Inc.	5,700	463,353
Charles Schwab Corp. (The)	6,718	276,177
Credit Acceptance Corp.(a)	750	223,590
KKR & Co., Inc.	9,700	331,255
LPL Financial Holdings, Inc.	5,000	399,650
Raymond James Financial, Inc.	4,300	328,692
Tradeweb Markets, Inc., Class A	4,850	264,228
		3,296,385
Health Care — 13.46%
ABIOMED, Inc.(a)	1,550	390,414
Align Technology, Inc.(a)	1,000	426,080
Bio-Techne Corp.	1,200	302,892

Catalent, Inc.(a)	3,950	346,691
Charles River Laboratories International, Inc.(a)	1,800	409,860
Chemed Corp.	600	286,992
Cooper Cos., Inc. (The)	500	159,525
CryoLife, Inc.(a)	17,200	288,272
CSL Ltd. - ADR	2,200	224,158
Emergent BioSolutions, Inc.(a)	4,400	395,868
Enanta Pharmaceuticals, Inc.(a)	4,500	196,335
Encompass Health Corp.	4,600	282,026
Exelixis, Inc.(a)	11,400	233,472
Globus Medical, Inc., Class A(a)	6,400	333,568
Insulet Corp.(a)	1,500	333,375
Intuitive Surgical, Inc.(a)	500	333,540
LHC Group, Inc.(a)	2,100	454,755
Lonza Group AG - ADR(a)	4,700	283,927
Masimo Corp.(a)	1,700	380,494
Neurocrine Biosciences, Inc.(a)	2,500	246,675
Penumbra, Inc.(a)	1,500	391,545
Regeneron Pharmaceuticals, Inc.(a)	500	271,780
Repligen Corp.(a)	2,150	358,126
Sonova Holding AG - ADR(a)	4,630	218,536
Thermo Fisher Scientific, Inc.	900	425,808
		7,974,714
Industrials — 17.22%
AMETEK, Inc.	2,900	284,780
ASSA ABLOY AB - ADR	27,300	291,018
Cintas Corp.	1,950	613,372
Cognex Corp.	5,100	336,090
Franklin Electric Co., Inc.	6,000	358,380
Fujitec Co. Ltd. - ADR	22,700	492,694
Generac Holdings, Inc.(a)	7,600	1,597,140
Graco, Inc.	4,600	284,740
HEICO Corp.	3,200	336,160
IDEX Corp.	2,200	374,858
Keyence Corp.	900	417,555
Knight-Swift Transportation Holdings, Inc.	7,700	292,523
Landstar System, Inc.	2,250	280,575
Mercury Systems, Inc.(a)	6,100	420,168
Nordson Corp.	2,100	406,203
Novanta, Inc.(a)	3,400	369,648
Saia, Inc.(a)	3,000	442,980
Secom Co. Ltd. - ADR	11,500	241,615
Teledyne Technologies, Inc.(a)	900	278,235
Timken Co. (The)	5,400	322,380
Toro Co. (The)	3,200	262,720
Trimble, Inc.(a)	8,000	385,040
UniFirst Corp.	1,900	311,239
United Rentals, Inc.(a)	2,350	418,982
Xylem, Inc.	4,350	379,059
		10,198,154
Materials — 8.51%
Berry Plastics Group, Inc.(a)	12,150	566,554
CCL Industries, Inc., Class B	8,000	305,052
Crown Holdings, Inc.(a)	8,000	686,400
Givaudan SA - ADR	3,600	292,392
Kingspan Group PLC - ADR	4,650	405,429
Nucor Corp.	6,100	291,336
Sherwin-Williams Co. (The)	500	343,990
Symrise AG - ADR	9,100	279,279
Trex Co., Inc.(a)	5,000	347,700
UFP Industries, Inc.	11,850	591,434

Vulcan Materials Co.	3,200	463,488
Westlake Chemical Corp.	6,900	466,578
		5,039,632
Real Estate — 2.98%
CBRE Group, Inc., Class A(a)	6,700	337,680
CyrusOne, Inc.	4,100	291,305
Equinix, Inc.	450	329,058
STAG Industrial, Inc.	12,400	385,888
STORE Capital Corp.	16,300	418,910
		1,762,841
Technology — 26.42%
Accenture PLC, Class A	1,300	281,983
Adobe, Inc.(a)	900	402,390
ASML Holding N.V.	950	343,150
Broadcom, Inc.	1,000	349,630
Broadridge Financial Solutions, Inc.	1,400	192,640
CDW Corp.	2,200	269,720
Cerner Corp.	4,500	315,405
Ciena Corp.(a)	5,900	232,401
CMC Materials, Inc.	3,000	426,570
CyberArk Software Ltd.(a)	3,100	307,365
Entegris, Inc.	5,400	403,758
EPAM Systems, Inc.(a)	1,300	401,635
ExlService Holdings, Inc.(a)	5,500	416,570
FactSet Research Systems, Inc.	900	275,850
Fortinet, Inc.(a)	2,300	253,851
Gartner, Inc.(a)	2,600	312,260
Genpact Ltd.	6,800	233,716
Globant S.A.(a)	1,400	252,854
Guidewire Software, Inc.(a)	3,200	307,552
Intuit, Inc.	950	298,946
JustSystems Corp.(a)	4,600	300,513
KLA Corp.	1,500	295,770
Logitech International, S.A.	7,500	634,875
MAXIMUS, Inc.	3,300	223,014
Monolithic Power Systems, Inc.	3,000	958,800
Nintendo Co. Ltd. - ADR	5,800	392,834
Pagseguro Digital Ltd., Class A(a)	11,200	410,032
Palo Alto Networks, Inc.(a)	2,300	508,737
Paycom Software, Inc.(a)	1,000	364,090
Paylocity Holdings Corp.(a)	2,550	473,076
PayPal Holdings, Inc.(a)	2,800	521,164
Qualys, Inc.(a)	3,000	263,550
RealPage, Inc.(a)	4,600	256,174
salesforce.com, Inc.(a)	1,550	360,018
SPS Commerce, Inc.(a)	6,300	539,217
SS&C Technologies Holdings, Inc.	5,100	302,022
SYNNEX Corp.	2,700	355,428
Tokyo Electron Ltd. - ADR	4,400	295,240
TransUnion	3,300	262,878
Tyler Technologies, Inc.(a)	1,650	634,227
Universal Display Corp.	1,700	337,127
Veeva Systems, Inc., Class A(a)	1,600	432,080
WEX, Inc.(a)	2,000	253,100
		15,652,212
Utilities — 1.03%
CenterPoint Energy, Inc.	17,200	363,436

Ormat Technologies, Inc.	3,500	248,045
		611,481
Total Common Stocks
(Cost $39,226,395)		57,870,500

Total Investments — 97.69%
(Cost $39,226,395)		57,870,500
Other Assets in Excess of Liabilities — 2.31%		1,365,502
Net Assets — 100.00%		$59,236,002

(a)	Non-income producing security.

ADR	- American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.94%
Communications — 7.47%
Activision Blizzard, Inc.	5,300	$401,369
Comcast Corp., Class A	9,230	389,875
Verizon Communications, Inc.	7,130	406,339
Walt Disney Co. (The)	3,310	401,337
		1,598,920
Consumer Discretionary — 8.07%
Home Depot, Inc. (The)	1,500	400,065
McDonald's Corp.	2,020	430,260
NIKE, Inc., Class B	3,800	456,304
Starbucks Corp.	5,070	440,887
		1,727,516
Consumer Staples — 10.41%
General Mills, Inc.	6,330	374,230
Kroger Co. (The)	11,550	372,025
Mitsubishi Corp.	14,300	321,250
PepsiCo, Inc.	2,925	389,873
Target Corp.	2,700	410,994
Wal-Mart Stores, Inc.	2,600	360,750
		2,229,122
Financials — 15.55%
American Express Co.	4,110	374,996
BlackRock, Inc.	685	410,459
Charles Schwab Corp. (The)	10,750	441,933
Chubb Ltd.	2,850	370,243
CME Group, Inc.	2,225	335,352
Intercontinental Exchange, Inc.	3,700	349,280
Marsh & McLennan Cos., Inc.	3,220	333,141
Nasdaq, Inc.	2,800	338,772
T. Rowe Price Group, Inc.	2,960	374,914
		3,329,090
Health Care — 14.62%
Abbott Laboratories	3,500	367,885
AbbVie, Inc.	4,350	370,185
Becton Dickinson and Co.	1,730	399,855
Bristol-Myers Squibb Co.	6,430	375,833
CVS Health Corp.	7,040	394,874
Medtronic PLC	3,890	391,217
Thermo Fisher Scientific, Inc.	950	449,464
UnitedHealth Group, Inc.	1,250	381,425
		3,130,738
Industrials — 9.60%
Deere & Co.	2,040	460,856
General Dynamics Corp.	2,750	361,158
Lockheed Martin Corp.	1,020	357,133
United Parcel Service, Inc., Class B	3,040	477,614
Waste Management, Inc.	3,700	399,267
		2,056,028
Materials — 3.80%
Linde Public Limited Co.	1,795	395,510

Newmont Goldcorp Corp.	6,650	417,886
		813,396
Real Estate — 4.62%
Crown Castle International Corp.	2,150	335,830
Digital Realty Trust, Inc.	2,300	331,890
Equinix, Inc.	440	321,746
		989,466
Technology — 16.94%
Accenture PLC, Class A	1,800	390,438
Broadcom, Inc.	1,240	433,541
Garmin Ltd.	4,050	421,281
Global Payments, Inc.	2,300	362,802
MasterCard, Inc., Class A	1,170	337,709
Microsoft Corp.	2,030	411,014
Nintendo Co. Ltd. - ADR	6,800	460,564
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,430	455,414
Visa, Inc., Class A	1,950	354,335
		3,627,098
Utilities — 6.86%
Duke Energy Corp.	4,025	370,743
Exelon Corp.	8,870	353,824
NextEra Energy, Inc.	5,280	386,549
Southern Co. (The)	6,200	356,190
		1,467,306
Total Common Stocks
(Cost $19,516,693)		20,968,680

Total Investments — 97.94%
(Cost $19,516,693)		20,968,680
Other Assets in Excess of Liabilities — 2.06%		441,452
Net Assets — 100.00%		$21,410,132

ADR	- American Depositary Receipt

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 3.72%
Financials — 3.31%
Aegon Funding Corp. II, 5.10%	40,000	$1,042,400
Citizens Financial Group, Inc., Series E, 5.00%	100,000	2,530,000
Dime Community Bancshares, Inc., Series A, 5.50%	80,000	1,942,400
First Citizens Bancshares, Inc., Series A, 5.375%	80,000	2,146,400
First Horizon Bank, 3.75%(a)	1,000	780,000
GMAC Capital Trust I, Series 2, 6.97%	50,000	1,287,000
Merchants Bancorp, Series A, 7.00%	80,000	2,127,200
Merchants Bancorp, Series B, 6.00%	40,000	1,010,800
OceanFirst Financial Corp., Series A, 7.00%	40,000	1,044,000
Regions Financial Corp., Series C, 5.70%	26,900	738,405
Wintrust Financial Corp., Series E, 6.875%	40,000	1,064,800
		15,713,405
Industrials — 0.41%
Global Ship Lease, Inc., 8.00%	80,000	1,934,400

Total Preferred Stocks
(Cost $17,018,298)		17,647,805

	Principal Amount
CORPORATE BONDS AND NOTES — 74.20%
Communications — 2.90%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	$250,000	268,834
Level 3 Financing, Inc., 4.25%, 7/1/2028(a)	2,000,000	2,012,000
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	1,083,560
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,168,750
Qwest Corp., 7.25%, 9/15/2025	2,000,000	2,301,886
United States Cellular Corp., 6.70%, 12/15/2033	2,540,000	3,352,800
Univision Communications, Inc., 6.63%, 6/1/2027(a)	250,000	253,281
ViacomCBS, Inc., 4.20%, 5/19/2032	2,000,000	2,302,046
		13,743,157
Consumer Discretionary — 3.02%
Conn's, Inc., 7.25%, 7/15/2022	3,500,000	3,329,375
Ford Motor Credit Co. LLC, 3.34%, 3/18/2021	1,000,000	1,001,250
General Motors Co., 5.40%, 10/2/2023	2,250,000	2,490,150
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	2,033,750
QVC, Inc., Class B, 4.75%, 2/15/2027	2,000,000	2,044,380
Wolverine World Wide, Inc., 5.00%, 9/1/2026(a)	3,379,000	3,414,902
		14,313,807
Consumer Staples — 6.99%
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	3,245,625
Constellation Brands, Inc., 4.50%, 5/9/2047	500,000	610,558
HLF Financing SaRL, LLC, 7.25%, 8/15/2026(a)	1,500,000	1,546,403
JBS Investments II GmbH, 7.00%, 1/15/2026(a)	4,000,000	4,280,120
Kraft Heinz Foods Co., 7.13%, 8/1/2039(a)	170,000	229,272
Kraft Heinz Foods Co., 6.50%, 2/9/2040	411,000	521,736
Kraft Heinz Foods Co., 5.00%, 6/4/2042	500,000	548,441
Kraft Heinz Foods Co., 4.38%, 6/1/2046	1,000,000	1,024,050
Kraft Heinz Foods Co., 4.88%, 10/1/2049(a)	1,000,000	1,054,666

Land O' Lakes, Inc., 7.25%, Perpetual(a)	3,500,000	3,270,033
Land O' Lakes, Inc., 8.00%, Perpetual(a)	2,000,000	2,000,500
Louis Dreyfus Co. BV, 5.25%, 6/13/2023	2,200,000	2,269,300
Molson Coors Beverage Co., 4.20%, 7/15/2046	1,000,000	1,044,985
New Albertsons LP, 7.75%, 6/15/2026	500,000	554,280
Pilgrim's Pride Corp., 5.75%, 3/15/2025(a)	6,640,000	6,806,000
Reynolds American, Inc., 7.00%, 8/4/2041	624,000	801,249
Vector Group Ltd., 6.13%, 2/1/2025(a)	3,345,000	3,342,910
		33,150,128
Financials — 45.86%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	1,000,000	972,991
American Express Co., Series C, 3.54%, Perpetual (3MO LIBOR + 328.5bps)(b)	2,000,000	1,861,960
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	4,673,000	4,302,856
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,090,214
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(a),(b)	2,000,000	1,961,833
Assured Guaranty US Holdings, Inc., 2.63%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,327,859
Athene Holding Ltd., 4.13%, 1/12/2028	1,000,000	1,077,687
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,391,909
Atlantic Capital Bancshares, Inc., 5.50%, 9/1/2030 (SOFRRATE + 536.3bps)(a),(b)	1,000,000	998,154
BAC Capital Trust XIII, 4.00%, Perpetual(b)	282,000	268,716
BAC Capital Trust XIV, 4.00%, Perpetual (3MO LIBOR + 83.0bps)(b)	2,000,000	1,933,164
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	948,555
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	4,900,000	4,838,909
Bank of Nova Scotia, 4.90%, Perpetual (H15T5Y + 455.1)(b)	1,000,000	1,046,300
Barclays PLC, 4.84%, 5/9/2028	2,000,000	2,183,286
Barclays PLC, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,707,931
Barclays PLC, 7.75%, Perpetual (USSW5 + 484.2bps)(b)	1,000,000	1,031,466
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	2,963,250
BNP Paribas SA, 6.63%, 3/25/2164 (USSW5 + 414.9bps)(a),(b)	4,000,000	4,258,800
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)(a),(b)	2,000,000	2,131,640
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	3,162,040
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,566,534
Cadence Bancorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,665,000	1,469,446
Capital One Financial Corp., 4.05%, Perpetual (3MO LIBOR + 380.0bps)(b)	2,000,000	1,834,327
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,095,751
Charles Schwab Corp. (The), Series E, 4.63%, Perpetual (3MO LIBOR + 331.50bps)(b)	400,000	401,262
CIT Group, Inc., Class A, 5.80%, Perpetual(b)	1,000,000	993,750
Citadel LP, 4.88%, 1/15/2027(a)	3,000,000	3,211,040
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)(b)	500,000	490,813
Citizens Financial Group, Inc., 4.19%, Perpetual (3MO LIBOR + 396.0bps)(b)	2,000,000	1,937,090
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,502,813
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	2,016,200
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	1,988,461
Cowen, Inc., 7.25%, 5/6/2024(a)	4,000,000	4,164,271
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	484,375
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	3,253,215
Depository Trust & Clearing Corp. (The), Series C, 3.42%, Perpetual (3MO LIBOR + 316.7bps)(b)	1,000,000	951,167
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	1,000,000	1,005,636
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,305,117
Drawbridge Special Opportunities Fund, LP, 5.00%, 8/1/2021(a)	1,000,000	1,010,022
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,527,250
Everest Reinsurance Holdings, Inc., 2.67%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	5,902,000	5,118,692
F&M Financial Services Corp., 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	4,000,000	4,116,118
FedNat Holding Co., 7.50%, 3/15/2029(a)	2,400,000	2,504,544
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025(a)	2,000,000	2,295,660
Fifth Third Bancorp, Series J, 3.35%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,613,920
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	954,124
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,531,042
GATX Corp., Class B, 4.00%, 6/30/2030	2,000,000	2,309,311
Goldman Sachs Group, Inc. (The), Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)(b)	6,000,000	5,766,744
Hallmark Financial Services, Inc., 6.25%, 8/15/2029	2,000,000	1,510,000

Hartford Financial Services Group, Inc. (The), 2.41%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,348,073
Icahn Enterprises LP, 6.75%, 2/1/2024	1,093,000	1,117,920
ILFC E-Capital Trust I, 2.98%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	2,250,000	1,184,929
ILFC E-Capital Trust I, 2.98%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	310,715
ILFC E-Capital Trust II, 3.23%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	559,295
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	1,042,715
Intesa Sanpaolo SpA, 5.71%, 1/15/2026(a)	4,000,000	4,359,521
Investar Holding Corp., 5.13%, 12/30/2029(a),(b)	1,000,000	1,037,197
JPMorgan Chase & Co., Series I, 3.68%, Perpetual (3MO LIBOR + 347.0bps)(b)	181,000	170,970
JPMorgan Chase & Co., Series V, 3.55%, Perpetual (3MO LIBOR + 332.0bps)(b)	4,000,000	3,728,635
JPMorgan Chase & Co., Series HH, 4.60%, Perpetual (SOFRRATE + 312.5bps)(b)	1,000,000	987,250
Liberty Mutual Group, Inc., 3.95%, 5/15/2060(a)	500,000	543,044
Lincoln National Corp., 2.64%, 5/17/2066 (3MO LIBOR + 235.8bps)(b)	1,000,000	711,745
Lincoln National Corp., 2.26%, 4/20/2067 (3MO LIBOR + 204.0bps)(b)	5,623,000	3,861,978
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,171,660
Lloyds Banking Group PLC, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,156,711
Macquarie Bank Ltd., 3.62%, 6/3/2030(a)	1,000,000	1,051,774
Macquarie Bank Ltd., 6.13%, 3/2/2167 (USSW5 + 370.3bps)(a),(b)	1,000,000	1,029,835
Massachusetts Mutual Life Insurance Co., 3.38%, Perpetual(a)	1,000,000	1,017,717
Meridian Corp., 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(b)	2,000,000	1,999,537
MetLife, Inc., Series C, 3.83%, Perpetual (3MO LIBOR +357.5bps)(b)	1,500,000	1,487,813
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	4,000,000	4,029,745
MidWestOne Financial Group, Inc., 5.75%, 7/30/2030(b)	1,000,000	999,732
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023(a)	4,000,000	4,034,555
Minnwest Corp., Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	419,276
Morgan Stanley, Series H, 3.85%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	2,887,444
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050(a)	1,000,000	1,071,894
Navient Corp., 6.63%, 7/26/2021	1,000,000	1,021,875
New York Community Bancorp, Inc., 5.90%, 11/6/2028 (3MO LIBOR + 278.0bps)(b)	1,000,000	1,019,985
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE + 490.5bps)(a),(b)	1,000,000	983,837
Ohio National Financial Services, Inc., 5.55%, 1/24/2030(a)	4,000,000	3,849,234
Ohio National Financial Services, Inc., 6.63%, 5/1/2031(a)	1,000,000	1,009,731
OneMain Finance Corp., 7.75%, 10/1/2021	1,000,000	1,049,775
OneMain Finance Corp., 5.38%, 11/15/2029	2,000,000	2,060,000
Pacific LifeCorp, 3.35%, 9/15/2050(a)	500,000	513,825
Principal Financial Group, Inc., 3.32%, 5/15/2055 (3MO LIBOR + 304.4bps)(b)	2,000,000	1,818,490
Provident Financing Trust, 7.41%, 3/15/2038	2,000,000	2,279,197
Radian Group, Inc., 6.63%, 3/15/2025	2,250,000	2,439,844
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 542.6bps)(b)	500,000	536,875
Reinsurance Group of America, Inc., 2.92%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	3,600,000	3,055,500
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)(b)	2,000,000	2,009,551
Royal Bank of Scotland Group PLC, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,102,990
SBL Holdings, Inc., 5.13%, 11/13/2026(a)	2,000,000	1,907,960
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	831,250
Signature Bank, 4.13%, 11/1/2029 (3MO LIBOR + 255.9bps)(b)	1,000,000	1,010,941
Standard Life Aberdeen PLC, 4.25%, 6/30/2028	1,550,000	1,625,370
Synovus Financial Corp., 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	3,124,581
Truist Financial Corp., Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	3,027,072
Truist Financial Corp., Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	2,041,339
UniCredit SpA, 7.83%, 12/4/2023(a)	3,000,000	3,519,560
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,115,099
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)(a),(b)	500,000	505,851
Unifin Financiera SAB de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028(a)	1,000,000	797,000
Valley National Bancorp, 5.25%, 6/15/2030 (SOFRRATE + 514.0bps)(b)	750,000	785,838
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029(a),(b)	1,500,000	1,442,249
Voya Financial, Inc., 5.65%, 5/15/2053 (3MO LIBOR + 358.0bps)(b)	2,000,000	2,066,010
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	1,020,490
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028(a)	1,864,243	2,322,802
Zions Bancorp, 5.80%, Perpetual (3MO LIBOR + 380.0bps)(b)	1,000,000	967,990
		217,572,006

Health Care — 0.89%
Perrigo Finance Unlimited Co., 3.15%, 6/15/2030	1,000,000	1,032,013
Perrigo Finance Unlimited Co., 4.90%, 12/15/2044	2,000,000	2,134,487
Upjohn, Inc., 3.85%, 6/22/2040(a)	1,000,000	1,075,348
		4,241,848
Industrials — 3.88%
ADT Security Corp. (The), 4.88%, 7/15/2032(a)	3,500,000	3,608,325
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021(a)	1,018,046	961,674
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,112,594	719,110
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/2021	977,230	980,576
Global Ship Lease, Inc., 9.88%, 11/15/2022(a)	3,360,000	3,415,390
Prime Security Services Borrower LLC, 5.75%, 4/15/2026(a)	2,000,000	2,132,500
R.R. Donnelley & Sons Co., 8.25%, 7/1/2027	990,000	1,024,650
R.R. Donnelley & Sons Co., 7.88%, 3/15/2021	37,000	37,920
R.R. Donnelley & Sons Co., 8.88%, 4/15/2021	107,000	108,070
Stena International SA, 5.75%, 3/1/2024(a)	3,730,000	3,613,046
Textron Financial Corp., 2.02%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	1,811,420
		18,412,681
Materials — 4.54%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024(a)	3,036,000	3,136,567
Alcoa Nederland Holding BV, 5.50%, 12/15/2027(a)	1,000,000	1,053,750
Ball Corp., 2.88%, 8/15/2030	1,000,000	990,000
Bemis Co., Inc., 2.63%, 6/19/2030	500,000	524,400
Domtar Corp., 6.25%, 9/1/2042	1,000,000	1,109,068
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,081,690
Kinross Gold Corp., 6.88%, 9/1/2041	3,750,000	4,957,313
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	2,015,000
Mosaic Co. (The), 5.45%, 11/15/2033	1,000,000	1,172,181
Norbord, Inc., 6.25%, 4/15/2023(a)	3,400,000	3,650,393
Reynolds Group Issuer, Inc., 5.13%, 7/15/2023(a)	80,000	81,040
Reynolds Group Issuer, Inc., 4.00%, 10/15/2027(a)	500,000	508,125
Unigel Luxembourg SA, 8.75%, 10/1/2026(a)	1,000,000	968,750
WRKCo, Inc., 3.00%, 6/15/2033	250,000	266,416
		21,514,693
Real Estate — 0.22%
Iron Mountain, Inc., 5.25%, 7/15/2030(a)	1,000,000	1,027,500

Technology — 3.28%
Broadcom, Inc., 4.15%, 11/15/2030	500,000	561,136
Dell International LLC/EMC Corp., 6.20%, 7/15/2030(a)	1,000,000	1,225,059
Dell International LLC/EMC Corp., 8.35%, 7/15/2046(a)	2,000,000	2,725,094
HP, Inc., 6.00%, 9/15/2041	2,538,000	3,091,649
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,136,611
Microchip Technology, Inc., 4.25%, 9/1/2025(a)	1,000,000	1,037,045
Pitney Bowes, Inc., 5.95%, 4/1/2023(b)	3,795,000	3,789,858
		15,566,452
Utilities — 2.62%
AEP Texas, Inc., Series I, 2.10%, 7/1/2030	500,000	515,429
Appalachian Power Co., Series Z, 3.70%, 5/1/2050	1,000,000	1,134,699
Dayton Power & Light Co. (The), 3.95%, 6/15/2049	1,000,000	1,056,073
Duke Energy Progress LLC, 2.50%, 8/15/2050	500,000	479,303
Kentucky Utilities Co., 3.30%, 6/1/2050	1,000,000	1,073,059
NRG Energy, Inc., 4.45%, 6/15/2029(a)	1,000,000	1,096,350
Pacific Gas and Electric Co., 4.25%, 3/15/2046	500,000	487,722
Pacific Gas and Electric Co., 3.50%, 8/1/2050	500,000	452,207
PPL Capital Funding, Inc., Series A, 2.89%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	5,000,000	3,965,803
Southern California Edison Co., 2.25%, 6/1/2030	1,000,000	1,009,739

Southern California Edison Co., Series B, 4.88%, 3/1/2049	1,000,000	1,179,103
		12,449,487
Total Corporate Bonds and Notes
(Cost $349,566,018)		351,991,759

ASSET BACKED SECURITIES — 8.84%

American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 12/10/2021(a)	2,000,000	2,080,790
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026(a)	550,000	559,357
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(a),(b)	867,000	849,047
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.20%, 2/18/2025(a)	1,000,000	1,043,454
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	750,000	783,119
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021(a)	1,000,000	829,661
Continental Credit Card ABS, Series 2019-1A, Class C, 6.16%, 3/15/2023(a)	3,000,000	3,056,182
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025(a)	2,000,000	2,030,744
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 2/15/2023(a)	2,750,000	2,812,039
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	500,000	534,998
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022(a)	1,929,456	1,333,428
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023(a)	2,000,000	1,978,555
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 4/17/2023(a)	2,000,000	2,102,722
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 8/15/2023(a)	3,000,000	3,046,954
Helios Issuer LLC, Series 2017-1A, Class B, 6.00%, 9/20/2049(a)	545,997	572,441
KDAC Aviation Finance Ltd., Series 2017-1A, Class C, 7.39%, 6/15/2023(a)	2,025,993	956,653
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(a)	980,190	1,000,265
MAPS Ltd., Series 2019-1A, Class C, 7.39%, 2/17/2026(a)	3,287,024	1,768,051
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042(a)	2,847,976	1,434,229
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043(a)	1,781,257	1,700,676
Pawnee Equipment Receivables LLC, Series 2019-1, Class E, 3.80%, 1/15/2026(a)	467,000	446,144
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(a)	470,400	472,602
RFS Asset Securitization, Series 2018-1, Class A, 5.30%, 12/15/2023(a)	71,559	71,477
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040(a)	2,555,711	1,391,470
SCF Equipment Leasing LLC, Series 2019-1A, Class F, 6.00%, 4/20/2030(a)	2,290,690	2,160,701
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	500,000	510,336
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023(a)	3,000,000	3,081,692
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,255,000	3,334,501
Total Asset Backed Securities
(Cost $47,226,246)		41,942,288

MUNICIPAL BONDS — 0.62%
West Virginia — 0.62%
Tobacco Settlement Finance Authority, 7.47%, 6/1/2047	2,735,000	2,958,860
Total Municipal Bonds
(Cost $2,956,375)		2,958,860

U.S. GOVERNMENT & AGENCIES — 8.30%

Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035	1,240,718	1,312,170
Fannie Mae, Pool #BP6800, 2.50%, 5/1/2035	908,671	945,250
Fannie Mae, Pool #CA4781, 2.50%, 11/1/2049	2,083,358	2,193,840
Fannie Mae, Pool #B07843, 3.00%, 3/1/2050	925,910	968,641
Fannie Mae, Pool #CA5306, 3.00%, 3/1/2050	887,320	927,607
Fannie Mae, Pool #FM3747, 2.50%, 8/1/2050	981,123	1,027,693
Fannie Mae, Pool #BQ2367, 2.00%, 9/1/2050	997,415	1,030,511
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	1,000,000	1,015,411
Federal Agricultural Mortgage Corp., 1.96%, 2/20/2030	1,000,000	1,069,768
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032	500,000	589,446
Federal Agricultural Mortgage Corp., 3.14%, 10/18/2032	575,000	684,244
Federal Farm Credit Bank, 2.75%, 6/12/2034	1,840,000	2,124,572
Federal Farm Credit Bank, 1.80%, 6/4/2035	1,000,000	1,002,303
Federal Farm Credit Bank, 1.65%, 7/23/2035	500,000	492,840
Federal Farm Credit Bank, 3.25%, 12/4/2035	530,000	645,586

Federal Farm Credit Bank, 2.03%, 3/5/2036	1,000,000	1,051,250
Federal Farm Credit Bank, 2.13%, 5/21/2040	1,000,000	1,008,299
Federal Farm Credit Bank, 1.95%, 8/13/2040	1,000,000	957,761
Federal Home Loan Bank, 3.25%, 3/8/2030	1,330,000	1,585,923
Federal Home Loan Bank, 1.35%, 6/25/2030	1,000,000	970,949
Federal Home Loan Bank, 3.56%, 5/16/2033	1,000,000	1,251,541
Federal Home Loan Bank, 2.01%, 7/16/2040	1,000,000	944,853
Federal Home Loan Mortgage Corp., 1.50%, 7/27/2032	1,000,000	967,355
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035	1,500,000	1,447,273
Federal National Mortgage Association, 6.63%, 11/15/2030	1,000,000	1,515,679
Freddie Mac, Pool #QN1673, 3.50%, 3/1/2035	913,156	979,242
Freddie Mac, Pool #QN2507, 2.00%, 6/1/2035	951,540	987,706
Freddie Mac, Pool #RA1102, 4.00%, 7/1/2049	655,411	700,827
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050	934,413	1,010,286
Freddie Mac, Pool #QA8106, 2.50%, 3/1/2050	836,490	872,494
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050	1,860,334	2,001,803
Freddie Mac, Pool #QA9296, 3.00%, 5/1/2050	1,445,400	1,511,773
Freddie Mac, Pool #RE6051, 2.50%, 6/1/2050	958,057	985,682
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050	984,238	1,039,985
Tennessee Valley Authority, 7.13%, 5/1/2030	1,000,000	1,529,468
Total U.S. Government & Agencies
(Cost $39,461,391)		39,350,031

COLLATERALIZED LOAN OBLIGATIONS — 3.31%

Apex Credit CLO Ltd., Series 2018-1A, Class B, 1.82%, 4/25/2031 (3MO LIBOR + 160.0bps)(a),(b)	1,190,000	1,160,783
Apex Credit CLO Ltd., Series 2019-2A, Class B, 2.32%, 10/25/2032 (3MO LIBOR + 210.0bps)(a),(b)	2,100,000	2,105,122
Atrium XII, Series 2012A, Class CR, 1.87%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,414,957
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 2.71%, 5/22/2039 (3MO LIBOR + 245.0bps)(a),(b)	3,000,000	2,850,000
Oaktree CLO Ltd., Series 2019-4A, Class C, 3.22%, 10/20/2032 (3MO LIBOR + 295.0bps)(a),(b)	1,500,000	1,496,385
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 2.22%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,899,518
Zais CLO 5 Ltd., Series 2016-2A, Class B, 3.54%, 10/15/2028 (3MO LIBOR + 330.0bps)(a),(b)	3,000,000	2,781,006
Total Collateralized Loan Obligations
(Cost $16,099,972)		15,707,771

Total Investments — 98.99%
(Cost $472,328,300)		469,598,514
Other Assets in Excess of Liabilities — 1.01%		4,811,997
Net Assets — 100.00%		$474,410,511

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as October 31, 2020 was $193,289,179, representing 40.74% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 63.69%
Communications — 0.40%
Verizon Communications, Inc., 1.38%, 5/15/2025 (3MO LIBOR + 110.0bps)(a)	$2,000,000	$2,050,121

Consumer Discretionary — 6.71%
AutoNation, Inc., 3.50%, 11/15/2024	4,000,000	4,277,464
Daimler Finance North America LLC, 1.18%, 2/15/2022 (3MO LIBOR + 90.0bps)(a),(b)	1,000,000	1,006,690
General Motors Financial Co., Inc., 4.20%, 3/1/2021	764,000	769,734
General Motors Financial Co., Inc., 1.35%, 11/6/2021 (3MO LIBOR + 110.0bps)(a)	3,000,000	2,999,398
General Motors Financial Co., Inc., 1.53%, 6/30/2022 (3MO LIBOR + 131.0bps)(a)	2,000,000	2,003,161
General Motors Financial Co., Inc., 1.22%, 1/5/2023 (3MO LIBOR + 99.0bps)(a)	750,000	742,810
Harley-Davidson Financial Services, Inc., 3.55%, 5/21/2021(b)	1,000,000	1,014,277
Harley-Davidson Financial Services, Inc., 4.05%, 2/4/2022(b)	1,575,000	1,627,658
Home Depot, Inc. (The), 0.56%, 3/1/2022 (3MO LIBOR + 31.0bps)(a)	1,200,000	1,203,896
Hyundai Capital America, 3.25%, 9/20/2022(b)	2,080,000	2,166,222
Hyundai Capital America, 2.85%, 11/1/2022(b)	500,000	517,633
Hyundai Capital America, 1.25%, 9/18/2023(b)	500,000	501,571
Hyundai Capital America, 4.30%, 2/1/2024(b)	1,000,000	1,090,328
Marriott International, Inc., 0.90%, 3/8/2021 (3MO LIBOR + 65.0bps)(a)	783,000	781,194
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021(b)	2,645,000	2,648,067
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,802,087
Nissan Motor Acceptance Corp., 0.77%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(b)	760,000	757,312
Nissan Motor Acceptance Corp., 3.65%, 9/21/2021(b)	1,000,000	1,018,632
Nissan Motor Acceptance Corp., 0.92%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	1,953,413
Nissan Motor Co. Ltd., 3.04%, 9/15/2023(b)	1,100,000	1,116,970
Nissan Motor Co. Ltd., 3.52%, 9/17/2025(b)	2,000,000	2,014,461
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,738,145
		34,751,123
Consumer Staples — 1.81%
BAT Capital Corp., 1.16%, 8/15/2022 (3MO LIBOR + 65.0bps)(a)	500,000	502,760
Bunge Ltd Finance Corp., 4.35%, 3/15/2024	3,000,000	3,301,937
Central Garden & Pet Co., 6.13%, 11/15/2023	2,000,000	2,040,900
Walgreen Co., 3.10%, 9/15/2022	1,000,000	1,049,642
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,485,889
		9,381,128
Energy — 0.38%
Chevron Corp., 1.55%, 5/11/2025	1,000,000	1,032,663
Texas Gas Transmission LLC, 4.50%, 2/1/2021(b)	930,000	930,000
		1,962,663
Financials — 44.89%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,971,988
AIB Group PLC, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	3,000,000	3,232,442
Air Lease Corp., 2.25%, 1/15/2023	250,000	251,860
Allegiance Bank, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)(a)	50,000	51,830
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	1,800,000	1,934,726
Ally Financial, Inc., 4.25%, 4/15/2021	1,000,000	1,015,680
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,110,869
Ally Financial, Inc., 3.05%, 6/5/2023	500,000	523,036
Antares Holdings LP, 6.00%, 8/15/2023(b)	3,000,000	3,032,694
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,492,585
Assurant, Inc., 4.00%, 3/15/2023	416,000	441,799

Athene Global Funding, 4.00%, 1/25/2022(b)	2,000,000	2,073,763
Athene Global Funding, 1.46%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	2,014,900
Athene Global Funding, 1.20%, 10/13/2023(b)	500,000	500,530
Athene Global Funding, 2.75%, 6/25/2024(b)	1,250,000	1,302,664
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(b)	1,000,000	1,002,741
Banco Santander Chile, 2.70%, 1/10/2025(b)	150,000	157,502
Banco Santander SA, 1.34%, 4/12/2023 (3MO LIBOR + 112.0bps)(a)	1,200,000	1,205,744
Banco Santander SA, 2.75%, 5/28/2025	1,000,000	1,053,540
Banco Santander SA, 5.18%, 11/19/2025	400,000	455,886
Bank of America Corp., 1.22%, 4/24/2023 (3MO LIBOR + 100.0bps)(a)	2,000,000	2,019,939
Bank of America Corp., MTN, 0.90%, 12/1/2026(a)	3,212,000	3,130,186
Bank of Ireland Group PLC, 4.50%, 11/25/2023(b)	3,465,000	3,760,437
Bank of Nova Scotia (The), 1.30%, 6/11/2025	2,000,000	2,038,851
Barclays PLC, 3.68%, 1/10/2023	1,000,000	1,033,639
Barclays PLC, 1.66%, 5/16/2024 (3MO LIBOR + 138.0bps)(a)	1,000,000	1,006,037
Barclays PLC, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(a)	2,000,000	2,151,505
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	4,056,446
BPCE SA, 1.49%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,453,985
BPCE SA, 2.38%, 1/14/2025(b)	500,000	522,676
Cantor Fitzgerald LP, 4.88%, 5/1/2024(b)	4,000,000	4,373,442
Capital One Financial Corp., 2.60%, 5/11/2023	1,000,000	1,048,526
Citadel LP, 5.38%, 1/17/2023(b)	3,704,000	3,946,420
Citizens Bank NA, 1.04%, 5/26/2022 (3MO LIBOR + 81.0bps)(a)	1,250,000	1,260,409
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,446,495
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,404,000	3,904,236
Credit Agricole SA, 1.24%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,009,578
Credit Suisse Group AG, 1.49%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	4,039,353
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,510,000	3,593,888
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,128,440
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	508,859
Danske Bank A/S, 1.31%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	1,988,996
Danske Bank A/S, 3.88%, 9/12/2023(b)	3,000,000	3,227,278
Danske Bank A/S, 1.17%, 12/8/2023(b)	500,000	500,972
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(a)	2,195,000	2,207,372
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021(b)	5,040,000	5,090,511
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	635,014
Eagle Bancorp, Inc., 5.00%, 8/1/2026(a)	840,000	842,378
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,109,164
Enterprise Financial Services Corp., 4.75%, 11/1/2026(a)	250,000	254,000
Equitable Financial Life Global Funding, 1.40%, 7/7/2025(b)	500,000	510,894
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024(b)	2,000,000	2,141,504
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025(b)	3,000,000	3,443,490
First Busey Corp., 3.75%, 5/25/2022	1,750,000	1,748,909
First Horizon National Corp., 3.55%, 5/26/2023	1,000,000	1,053,507
Flushing Financial Corp., 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(a)	3,000,000	3,033,440
Fulton Financial Corp., 4.50%, 11/15/2024	700,000	763,186
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	200,000	214,730
Global Atlantic Financial Co., 8.63%, 4/15/2021(b)	3,480,000	3,575,122
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	417,998
Home Bancshares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)(a)	572,000	588,218
HSBC Holdings PLC, 1.91%, 5/25/2021 (3MO LIBOR + 166.0bps)(a)	2,000,000	2,016,809
HSBC Holdings PLC, 4.25%, 3/14/2024	1,000,000	1,084,409
HSBC Holdings PLC, 1.27%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	1,000,000	1,001,452
HSBC Holdings PLC, 4.25%, 8/18/2025	1,313,000	1,454,237
HSBC Holdings PLC, 1.63%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,501,553
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,065,087
Infinity Property & Casualty Corp., 5.00%, 9/19/2022	2,000,000	2,133,279
Intesa Sanpaolo SpA, 3.38%, 1/12/2023(b)	4,000,000	4,165,271
Intesa Sanpaolo SpA, 3.25%, 9/23/2024(b)	4,000,000	4,219,645
Jackson National Life Global Funding, 0.55%, 3/16/2021 (3MO LIBOR + 31.0bps)(a),(b)	1,000,000	1,000,813
Jackson National Life Global Funding, 0.73%, 6/11/2021 (3MO LIBOR + 48.0bps)(a),(b)	1,000,000	1,002,115

Jackson National Life Global Funding, 0.96%, 6/27/2022 (3MO LIBOR + 73.0bps)(a),(b)	1,000,000	1,008,402
JPMorgan Chase & Co., 1.51%, 6/1/2024 (SOFRRATE + 145.5bps)(a)	500,000	511,002
Kemper Corp., 4.35%, 2/15/2025	2,000,000	2,183,118
Lakeland Bancorp, Inc., 5.13%, 9/30/2026(a)	750,000	762,460
Lloyds Banking Group PLC, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(a)	2,000,000	2,057,702
Lloyds Banking Group PLC, 1.33%, 6/15/2023 (H15T1Y + 110.0bps)(a)	500,000	504,193
Lloyds Banking Group PLC, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(a)	3,000,000	3,121,484
Lloyds Banking Group PLC, 4.58%, 12/10/2025(b)	250,000	277,581
Macquarie Bank Ltd., 1.28%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	2,651,000	2,663,314
Macquarie Bank Ltd., 4.88%, 6/10/2025(b)	285,000	320,187
Macquarie Group Ltd., 1.58%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	2,018,981
Metropolitan Life Global Funding I, 0.66%, 1/13/2023 (SOFRRATE + 57.0bps)(a),(b)	500,000	502,231
Mitsubishi UFJ Financial Group, Inc., 1.41%, 7/17/2025	1,000,000	1,017,139
Mizuho Financial Group, Inc., 1.07%, 7/16/2023 (3MO LIBOR + 84.0bps)(a)	975,000	980,162
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,119,222
Nationwide Mutual Insurance Co., 2.54%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	2,525,000	2,524,309
NatWest Markets PLC, 1.62%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,009,009
New York Life Global Funding, 0.66%, 7/12/2022 (3MO LIBOR + 44.0bps)(a),(b)	2,360,000	2,372,585
Nordea Bank Abp, 1.20%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	1,002,332
Opus Bank, 5.50%, 7/1/2026(a)	228,000	233,472
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,793,759
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023(b)	2,500,000	2,528,125
Pershing Square Holdings Ltd., 5.50%, 7/15/2022(b)	3,000,000	3,172,965
Pinnacle Bank, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(a)	3,400,000	3,400,378
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.4bps)(a),(b)	255,000	253,632
Preferred Bank, 6.00%, 6/15/2026 (3MO LIBOR + 467.3bps)(a)	400,000	408,524
Principal Life Global Funding II, 1.25%, 6/23/2025(b)	1,000,000	1,017,274
Protective Life Global Funding, 1.08%, 6/9/2023(b)	500,000	506,646
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023(b)	500,000	512,880
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(b)	500,000	519,062
Royal Bank of Scotland Group PLC, 3.50%, 5/15/2023(a)	2,000,000	2,079,348
Royal Bank of Scotland Group PLC, 5.13%, 5/28/2024	1,000,000	1,102,414
Royal Bank of Scotland Group PLC, 1.78%, 6/25/2024 (3MO LIBOR + 155.0bps)(a)	3,000,000	3,024,722
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,693,390
Santander UK PLC, 5.00%, 11/7/2023(b)	1,000,000	1,095,205
Signature Bank, 5.30%, 4/22/2026 (3MO LIBOR + 392.0bps)(a)	165,000	166,287
Simmons First National Corp., 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(a)	2,826,000	2,856,267
Societe Generale SA, 5.00%, 1/17/2024(b)	3,345,000	3,636,779
Societe Generale SA, 4.25%, 4/14/2025(b)	3,000,000	3,235,723
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.7bps)(a)	1,120,000	1,123,096
Standard Chartered PLC, 3.95%, 1/11/2023(b)	2,000,000	2,087,427
Standard Chartered PLC, 3.95%, 1/11/2023	1,250,000	1,304,642
Standard Chartered PLC, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,075,273
Stifel Financial Corp., 4.25%, 7/18/2024	3,000,000	3,345,793
Sumitomo Mitsui Financial Group, Inc., 1.03%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	1,006,307
Sumitomo Mitsui Financial Group, Inc., 1.47%, 7/8/2025	500,000	509,695
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,082,782
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,275,399
Synovus Bank, 2.29%, 2/10/2023 (SOFRRATE + 945.0bps)(a)	250,000	253,241
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,050,524
UBS Group AG, 1.01%, 7/30/2024 (H15TY + 83.0bps)(a),(b)	1,000,000	1,004,335
UniCredit SpA, 6.57%, 1/14/2022(b)	2,000,000	2,116,611
UniCredit SpA, 3.75%, 4/12/2022(b)	4,500,000	4,658,088
United Community Banks, Inc., MTN, 4.09%, 2/14/2022 (3MO LIBOR + 381.4bps)(a)	500,000	500,060
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,321,132
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,095,711
Wachovia Capital Trust II, 0.74%, 1/15/2027 (3MO LIBOR + 50.0bps)(a),(b)	2,000,000	1,832,869
Webster Financial Corp., 4.38%, 2/15/2024	3,000,000	3,172,073
WSFS Financial Corp., 4.50%, 6/15/2026(a)	250,000	251,779
WT Holdings, Inc., 7.00%, 4/30/2023(b)	3,000,000	3,061,470
		232,572,051

Health Care — 2.45%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025(b)	661,000	712,218
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,241,152
Highmark, Inc., 4.75%, 5/15/2021(b)	2,500,000	2,555,616
Perrigo Co. PLC, 4.00%, 11/15/2023	3,000,000	3,190,468
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,000,000	2,162,102
Universal Health Services, Inc., 5.00%, 6/1/2026(b)	1,270,000	1,322,146
Upjohn, Inc., 1.65%, 6/22/2025(b)	500,000	511,053
		12,694,755
Industrials — 1.76%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 5/15/2021(b)	227,789	210,970
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021(b)	522,818	493,868
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	62,489	42,059
Boeing Co. (The), 4.51%, 5/1/2023	1,000,000	1,059,892
Caterpillar Financial Services Corp., 0.84%, 6/6/2022 (3MO LIBOR + 59bps)(a)	650,000	654,275
CNH Industrial Capital LLC, 1.88%, 1/15/2026	250,000	251,033
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	4	4
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	49,344	48,906
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	189,353	184,792
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	845,185	858,937
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	30,821	29,847
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	79,939	74,815
nVent Finance SARL, 3.95%, 4/15/2023	1,075,000	1,125,988
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025(b)	1,000,000	998,909
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	120,103	117,551
United Parcel Service, Inc., 0.68%, 4/1/2023 (3MO LIBOR + 45.0bps)(a)	2,030,000	2,043,876
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,001,036	912,072
		9,107,794
Materials — 0.10%
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	511,138

Real Estate — 0.31%
SBA Tower Trust, Series 2019-1C, Class 1C, 2.84%, 1/15/2025(b)	1,500,000	1,592,775

Technology — 4.09%
Broadcom, Inc., 3.63%, 10/15/2024	2,000,000	2,183,366
Dell International LLC/EMC Corp., 5.45%, 6/15/2023(b)	1,000,000	1,100,965
Dell International LLC/EMC Corp., 4.00%, 7/15/2024(b)	2,700,000	2,935,831
DXC Technology Co., 4.45%, 9/18/2022	3,000,000	3,142,594
HP, Inc., 2.20%, 6/17/2025	1,000,000	1,047,829
j2 Cloud Services LLC, 6.00%, 7/15/2025(b)	1,405,000	1,470,052
Leidos, Inc., 2.95%, 5/15/2023(b)	1,725,000	1,816,904
Microchip Technology, Inc., 2.67%, 9/1/2023(b)	1,000,000	1,038,308
Seagate HDD Cayman, 4.88%, 3/1/2024	1,000,000	1,095,648
Seagate HDD Cayman, 4.75%, 1/1/2025	2,000,000	2,201,335
Western Union Co. (The), 2.85%, 1/10/2025	3,000,000	3,168,165
		21,200,997
Utilities — 0.79%
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,059,277
Pacific Gas and Electric Co., 1.75%, 6/16/2022	1,000,000	1,000,272
Pinnacle West Capital Corp., 1.30%, 6/15/2025	2,000,000	2,033,349
		4,092,898
Total Corporate Bonds and Notes
(Cost $322,611,340)		329,917,443

ASSET BACKED SECURITIES — 29.26%

321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 0.35%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	503,237	498,096
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.35%, 3/15/2042 (1MO LIBOR + 20.0bps)(a),(b)	3,012,429	2,853,198
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 0.50%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	672,292	658,516
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022(b)	722,881	728,144

Access Group, Inc., Series 2013-1, Class A, 0.65%, 2/25/2036 (1MO LIBOR + 5.0bps)(a),(b)	489,625	480,067
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021(b)	1,250,000	1,285,711
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023(b)	1,469,777	1,475,633
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024(b)	24,769	24,790
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024(b)	3,000,000	3,088,119
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024(b)	273,000	280,271
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39%, 3/13/2026(b)	2,500,000	2,544,212
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85%, 6/15/2026(b)	1,000,000	1,015,830
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,156,755
Applebee's/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024(a),(b)	2,000,000	1,958,586
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/2024(b)	210,000	213,500
Ascentium Equipment Receivables Trust, Series 2019-2A, Class D, 2.85%, 11/10/2026(b)	2,287,000	2,327,899
Bank of The West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023(b)	1,400,000	1,430,298
BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/2023(b)	261,839	262,657
BFNS LLC, Series 2019-1A, Class X, 1.13%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	1,750,000	1,740,505
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 0.35%, 6/25/2026(a)	1,184,338	1,170,476
Brazos Student Finance Corp., Series 2009-1, Class AS, 2.73%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	250,108	255,057
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024(b)	1,360,000	1,412,499
Carlyle Global Market Strategies, Series 2020-2A, Class A1A, 1.49%, 10/25/2031(a)	1,000,000	1,000,000
CarMax Auto Owner Trust, Series 2020-A, Class D, 1.75%, 4/15/2027	1,000,000	995,355
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023(b)	2,000,000	2,057,126
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024(b)	1,906,000	1,968,906
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025(a),(b)	3,000,000	3,093,177
Carvana Auto Receivables Trust, Series 2020-N1A, Class C, 2.45%, 6/16/2025(b)	3,000,000	3,067,463
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026(b)	1,750,000	1,820,991
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027(b)	1,000,000	1,016,910
CCG Receivables Trust, Series 2020-1, Class D, 2.68%, 12/14/2027(b)	2,500,000	2,519,789
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044(b)	1,288,612	1,305,386
Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 11/15/2021(b)	290,458	291,512
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/15/2025(b)	650,000	650,709
Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023(b)	107,622	107,999
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 2/16/2021(b)	163,147	164,432
CPS Auto Receivables Trust, Series 2017-C, Class D, 3.79%, 6/15/2023(b)	477,554	484,754
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30%, 4/15/2026(b)	1,000,000	1,036,687
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022(b)	115,000	119,656
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.48%, 10/15/2026(b)	1,000,000	1,013,066
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027(b)	3,000,000	3,096,360
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/2029(b)	1,500,000	1,509,287
Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.28%, 2/15/2030(b)	1,000,000	1,005,258
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/2026(b)	500,000	501,302
Dividend Solar Loans LLC, Series 2017-1, Class B, 5.25%, 3/22/2038(b)	1,566,590	1,647,127
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/2024	1,000,000	1,034,925
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	1,851,593	1,865,424
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022(b)	69,491	69,659
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023(b)	500,000	516,146
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024(b)	3,000,000	3,093,907
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025(b)	1,000,000	1,034,022
DT Auto Owner Trust, Series 2020-2A, Class C, 3.28%, 3/16/2026(b)	500,000	521,415
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022(b)	1,102,546	761,959
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 0.95%, 9/25/2030 (1MO LIBOR + 80.0bps)(a),(b)	405,272	402,034
Edsouth Indenture No. 6 LLC, Series 2014-2, Class A, 0.83%, 5/25/2039(a),(b)	569,144	565,104
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021(b)	3,500,000	3,528,252
Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/16/2023(b)	1,641,000	1,655,242
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024(b)	500,000	499,761
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022(b)	355,000	372,299
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023(b)	183,298	184,023
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	373,734	378,137
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025(b)	2,000,000	2,091,541
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.90%, 1/20/2023(b)	2,000,000	2,024,468
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.90%, 7/17/2034(a),(b)	2,000,000	2,005,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023(b)	1,460,000	1,501,289

First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024(b)	2,777,000	2,842,263
Flagship Credit Auto Trust, Series 2020-2, Class C, 3.80%, 10/16/2023(b)	250,000	266,002
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023(b)	305,000	318,762
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024(b)	200,000	204,208
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024(b)	3,000,000	3,097,828
Flagship Credit Auto Trust, Series 2019-3, Class C, 2.74%, 10/15/2025(b)	260,000	269,727
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023(b)	1,500,000	1,515,349
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025(b)	750,000	776,526
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026(b)	500,000	502,782
GLS Auto Receivables Issuer Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022(b)	31,143	31,223
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class B, 2.72%, 8/15/2022(b)	3,000,000	3,071,861
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023(b)	1,500,000	1,534,452
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025(b)	2,000,000	2,087,326
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025(b)	1,000,000	1,030,134
GM Financial Consumer Automobile Trust, Series 2020-3, Class D, 1.91%, 9/16/2027	500,000	505,096
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023(b)	200,000	200,497
Hertz Fleet Lease Funding LP, Series 2019-1, Class E, 4.62%, 10/11/2022(b)	255,000	257,793
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033(b)	1,000,000	1,012,435
Hyundai Auto Lease Securitization Trust, Series 2018-B, Class A4, 3.20%, 6/15/2022(b)	261,000	262,077
Hyundai Auto Receivables Trust, Series 2016-B, Class C, 2.19%, 11/15/2022	125,000	125,653
Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.60%, 12/15/2026	1,000,000	1,019,551
KnowledgeWorks Foundation, Series 2010-1, Class A, 1.20%, 8/25/2027 (3MO LIBOR + 95.0bps)(a)	639,574	637,149
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026(b)	2,000,000	2,089,229
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045(b)	210,505	213,991
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045(b)	2,940,571	3,000,794
Marlin Receivables LLC, Series 2018-1A, Class D, 3.99%, 7/20/2023(b)	911,000	913,364
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023(b)	1,000,000	999,166
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 5/16/2022(b)	31,584	31,617
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 0.90%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	1,000,099
Northstar Education Finance, Inc., Series 2007-1, Class A2, 0.97%, 1/29/2046 (3MO LIBOR + 75.0bps)(a)	777,880	769,763
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	825,000	846,015
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 8/15/2023(b)	1,000,000	973,480
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024(b)	1,180,000	1,137,815
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/2026(b)	1,000,000	1,003,506
Pawnee Equipment Receivables LLC, Series 2020-1, Class C, 2.24%, 2/17/2026(b)	750,000	751,201
PFS Financing Corp., Series 2019-C, Class B, 2.42%, 10/15/2024(b)	1,000,000	1,018,380
PFS Financing Corp., Series 2020-E, Class A, 1.00%, 10/15/2025(b)	750,000	754,019
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, 9/5/2025(b)	940,800	941,863
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.26%, 9/5/2048(b)	264,600	265,839
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	391,998	393,703
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,026,417	1,033,468
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, 9/15/2025	1,000,000	1,009,951
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032(b)	1,000,000	1,045,948
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/2026(b)	675,000	698,634
SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/2027(b)	225,000	230,559
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042(a)	9,237	9,494
Solarcity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022(b)	2,570,806	2,645,124
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044(b)	1,100,000	1,116,223
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73%, 8/21/2045(b)	1,474,191	1,505,389
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/2033(b)	1,000,000	1,026,215
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027(b)	1,500,000	1,503,009
Trinity Rail Leasing LLC, Series 2020-2A, Class A1, 1.83%, 11/19/2050(b)	2,000,000	1,999,062
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 4/15/2024(b)	1,000,000	985,783
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041(b)	599,097	607,725
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047(b)	480,079	478,832
United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.15%, 2/10/2025(b)	1,000,000	1,012,223
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023(b)	3,330,000	3,379,192
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	3,825,000	3,940,968
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024(b)	1,500,000	1,539,925
Westlake Automobile Receivables Trust, Series 2020-1A, Class D, 2.80%, 6/16/2025(b)	2,000,000	2,056,912
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65%, 2/17/2026(b)	1,000,000	1,003,771

World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.49%, 4/15/2026	250,000	257,880
World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.21%, 7/15/2026	391,000	403,801
Total Asset Backed Securities
(Cost $149,988,201)		151,601,304

U.S. GOVERNMENT & AGENCIES — 3.37%

Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035	964,477	997,624
Fannie Mae, Pool #BK2992, 2.00%, 8/1/2035	990,292	1,039,615
Fannie Mae, Pool #CA7166, 2.00%, 9/1/2035	991,341	1,035,383
Fannie Mae, Pool #BQ0144, 2.50%, 3/1/2050	984,991	1,027,386
Fannie Mae, Pool #BP4643, 3.00%, 4/1/2050	976,495	1,028,248
Fannie Mae, Pool #FM3778, 2.50%, 8/1/2050	986,566	1,042,752
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050	994,655	1,041,868
Fannie Mae, Pool #CA7118, 2.50%, 9/1/2050	994,481	1,023,254
Fannie Mae, Pool #BQ1367, 2.50%, 9/1/2050	991,626	1,044,503
Fannie Mae, Pool #MA4164, 2.50%, 10/1/2050	996,308	1,025,135
Fannie Mae, Pool #CA7245, 2.00%, 10/1/2050	997,344	1,016,738
Fannie Mae, Pool #MA4190, 2.50%, 10/1/2050	1,119,110	1,151,490
Fannie Mae, Pool #MA4191, 2.00%, 11/1/2050	1,000,000	1,015,411
Freddie Mac, Pool #SB8045, 2.50%, 5/1/2035	906,080	942,245
Freddie Mac, Pool #QR2136, 2.50%, 7/1/2050	3,740	3,951
Freddie Mac, Pool #RE6070, 2.00%, 9/1/2050	1,983,513	2,022,084
Freddie Mac, Pool #RE6072, 2.00%, 11/1/2050	1,000,000	1,019,446
Total U.S. Government & Agencies
(Cost $17,524,997)		17,477,133

COLLATERALIZED LOAN OBLIGATIONS — 3.23%

AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 1.19%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	1,625,000	1,625,000
Apidos CLO XX, Series 2015-20A, Class A1RA, 1.37%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	2,973,810
ArrowMark Colorado Holdings, Series 2017-6A, Class A2, 1.69%, 7/15/2029 (3MO LIBOR + 145.0bps)(a),(b)	1,000,000	985,910
Flatiron CLO Ltd., Series 2017-1A, Class A, 1.53%, 5/15/2030 (3MO LIBOR + 125.0bps)(a),(b)	1,200,000	1,194,000
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class X, 0.72%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	700,000	697,422
Halcyon Loan Advisors Funding, Series 2017-1A, Class A1B, 1.50%, 6/25/2029 (3MO LIBOR + 128.0bps)(a),(b)	500,000	493,460
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 2.02%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,845,109
LCM 30 Ltd., Series 2020-30A, Class X, 0.97%, 4/20/2031 (3MO LIBOR + 75.0bps)(a),(b)	687,500	687,500
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 1.28%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,944,031
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 1.41%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	2,990,153
Voya CLO Ltd., Series 2016-3A, Class XR, 0.92%, 10/18/2031 (3MO LIBOR + 70.0bps)(a),(b)	270,000	270,000
Total Collateralized Loan Obligations
(Cost $16,830,682)		16,706,395

Total Investments — 99.55%
(Cost $506,955,220)		515,702,275
Other Assets in Excess of Liabilities — 0.45%		2,341,844
Net Assets — 100.00%		$518,044,119

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as October 31, 2020 was $301,973,217, representing 58.29% of net assets.

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES — 99.12%(a)
Income Funds — 37.25%
Yorktown Capital Income Fund, Institutional Class	183,880	$5,634,071
Growth Funds— 61.87%
Yorktown Growth Fund, Institutional Class	314,698	5,749,526
Small Cap Funds — 61.87%
Yorktown Small Cap Fund, Institutional Class	289,499	3,607,159
Total Investment Companies
(Cost $10,525,563)		14,990,756

Total Investments — 99.12%
(Cost $10,525,563)		14,990,756
Other Assets in Excess of Liabilities — 0.88%		132,907
Net Assets — 100.00%		$15,123,663

(a)	Affiliated Issuer.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.04%
Communications — 5.98%
Iridium Communications, Inc.(a)	14,600	$385,586
TechTarget, Inc.(a)	32,000	1,401,600
		1,787,186
Consumer Discretionary — 21.55%
America's Car-Mart, Inc.(a)	7,000	605,640
Caesars Entertainment, Inc.(a)	9,670	433,410
Chewy, Inc.(a)	5,700	351,120
Dick's Sporting Goods, Inc.	8,000	453,200
Lithia Motors, Inc., Class A	4,600	1,056,022
Meritage Homes Corp.(a)	7,500	653,175
PetMed Express, Inc.	10,400	307,632
Sportsman's Warehouse Holdings, Inc.(a)	20,000	260,400
Stitch Fix, Inc., Class A(a)	13,500	464,805
Wingstop, Inc.	11,800	1,372,694
Winnebago Industries, Inc.	10,200	478,890
		6,436,988
Consumer Staples — 3.14%
B&G Foods, Inc.	11,200	297,472
Big Lots, Inc.	7,000	333,200
BJ's Wholesale Club Holdings, Inc.(a)	8,000	306,320
		936,992
Energy — 0.94%
Plug Power, Inc.(a)	20,000	280,000

Financials — 5.85%
Artisan Partners Asset Management, Inc., Class A	10,000	400,600
First American Financial Corp.	11,000	490,490
LPL Financial Holdings, Inc.	10,700	855,251
		1,746,341
Health Care — 17.91%
CRISPR Therapeutics AG(a)	8,600	789,652
Intellia Therapeutics, Inc.(a)	16,000	383,040
Jounce Therapeutics, Inc.(a)	49,200	409,344
Neogen Corp.(a)	5,500	383,570
NeoGenomics, Inc.(a)	22,000	863,060
Repligen Corp.(a)	7,000	1,165,990
Sinovac Biotech Ltd.(a),(b)	74,893	484,558
Tenet Healthcare Corp.(a)	12,700	311,658
Twist Bioscience Corp.(a)	7,300	559,472
		5,350,344
Industrials — 17.47%
FTI Consulting, Inc.(a)	4,200	413,532
Knight-Swift Transportation Holdings, Inc.	10,200	387,498
Mesa Laboratories, Inc.	4,200	1,097,922
Mueller Industries, Inc.	23,466	678,871
Novanta, Inc.(a)	10,300	1,119,816
NV5 Global, Inc.(a)	13,000	729,040
Shyft Group, Inc. (The)	17,000	328,270

TriNet Group, Inc.(a)	6,700	461,764
		5,216,713
Materials — 1.16%
Schweitzer-Mauduit International, Inc.	10,400	345,280

Real Estate — 1.39%
Getty Realty Corp.	15,850	416,538

Technology — 23.65%
Amkor Technology, Inc.(a)	26,100	309,285
AudioCodes Ltd.	38,100	1,104,519
EVERTEC, Inc.	19,700	655,616
Fabrinet(a)	18,200	1,092,364
Lattice Semiconductor Corp.(a)	16,500	575,850
Magic Software Enterprises Ltd.	28,700	361,046
ManTech International Corp., Class A	4,000	259,520
Morningstar, Inc.	6,000	1,142,280
Perion Network Ltd.(a)	46,000	319,010
Power Integrations, Inc.	10,600	638,226
Rambus, Inc.(a)	18,000	248,220
TTEC Holdings, Inc.	6,500	356,070
		7,062,006
Total Common Stocks
(Cost $24,623,078)		29,578,388

Total Investments — 99.04%
(Cost $24,623,078)		29,578,388
Other Assets in Excess of Liabilities — 0.96%		287,585
Net Assets — 100.00%		$29,865,973

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of this security as of October 31, 2020 was $484,558, representing 1.62% of net assets.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2020, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$56,972,377	$898,123	$-	$57,870,500
Total	$56,972,377	$898,123	$-	$57,870,500

Yorktown Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$20,968,680	$-	$-	$20,968,680
Total	$20,968,680	$-	$-	$20,968,680

Yorktown Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks	$17,647,805	$-	$-	$17,647,805
Corporate Bonds and Notes	-	351,991,759	-	351,991,759
Asset Backed Securities	-	41,942,288	-	41,942,288
Municipal Bonds	-	2,958,860	-	2,958,860
U.S. Government & Agencies	-	39,350,031	-	39,350,031
Collateralized Loan Obligations	-	15,707,771	-	15,707,771
Total	$17,647,805	$451,950,709	$-	$469,598,514

Yorktown Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$329,917,443	$-	$329,917,443
Asset Backed Securities	-	151,601,304	-	151,601,304
U.S. Government & Agencies	-	17,477,133	-	17,477,133
Collateralized Loan Obligations	-	16,706,395	-	16,706,395
Total	$-	$515,702,275	$-	$515,702,275

Yorktown Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$14,990,756	$-	$-	$14,990,756
Total	$14,990,756	$-	$-	$14,990,756

Yorktown Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$29,093,830	$484,558	$-	$29,578,388
Total	$29,093,830	$484,558	$-	$29,578,388

See Schedule of Investments for breakdown of sectors in which the Funds invest.

At October 31, 2020, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi-Asset Income Fund

Tax Cost of investments	$39,303,218	$19,502,564	$473,032,498

Gross unrealized appreciation	19,282,280	1,928,520	14,259,915
Gross unrealized depreciation	(714,998)	(462,404)	(17,693,899)

Net unrealized appreciation (depreciation) on investments	$18,567,282	$1,466,116	$(3,433,984)

	Yorktown Short Term Bond Fund	Yorktown Master Allocation Fund	Yorktown Small Cap Fund

Tax Cost of investments	$506,955,270	$10,738,236	$24,623,078

Gross unrealized appreciation	10,233,843	4,252,520	5,984,451
Gross unrealized depreciation	(1,486,838)	-	(1,029,141)

Net unrealized appreciation (depreciation) on investments	$8,747,005	$4,252,520	$4,955,310